RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTIES

17. Related Party Transactions

On September 8, 2011, the Private Company issued a $5,000 note payable to WCAS Capital Partners IV, L.P., a Series D Preferred shareholder (See discussion of “Other Note Payable” in note 9). Certain affiliates of WCAS Capital Partners IV, L.P. are also common stock shareholders of the Private Company as of March 31, 2016.

In 2015, Capital Royalty Partners (“CRG”), who are the lenders of Senior Secured Debt, purchased 4,000,000 shares of Private Company Series AA Preferred Stock and 4,093,596 shares of Private Company Series AB Preferred Stock of Valeritas, Inc. for gross proceeds of $5,000 and $5,117 respectively. As of March 31, 2016, CRG participated in additional Private Company Series AB financing as well as exercised its Series AB warrants to acquire additional 10,276,030 shares of Series AB Preferred Stock of the Private Company for gross amount of $12,845. CRG also held warrants to acquire 10,379,800 shares of Private Company Series AB preferred stock as of March 31, 2016.

Immediately prior to 2016 Merger, Series D, Series AA Preferred Stock and any unexercised warrants were retired and cancelled without consideration. The abovementioned Series AB Preferred Stock were converted to 3,427,156 common shares of Valeritas Holdings, Inc. common stock upon the merger.

8. RELATED PARTIES

On September 8, 2011, the Company entered into a Management Services Agreement with Welsh, Carson, Anderson & Stowe XI, L.P., a Series D shareholder prior to the 2016 recapitalization. Certain affiliates of Welsh Carson, Anderson & Stowe XI, L.P. were also Series D Preferred shareholders. Under the terms of this agreement, the Company will receive strategic, managerial and operational advice in exchange for an annual fee of $500. The Company paid cash and incurred an expense of $500 and $125 related to this management fee for years ended December 31, 2014 and 2015, respectively. On May 15, 2015, both parties terminated the Management Services Agreement.

On September 8, 2011, the Company issued a $5,000 note payable to WCAS Capital Partners IV, L.P., a Series D Preferred shareholder of Valeritas, Inc. prior to the 2016 recapitalization (See discussion of “Other Note Payable” in note 4). Certain affiliates of WCAS Capital Partners IV, L.P. were also Series D and Series AA Preferred shareholders of Valeritas, Inc. prior to the 2016 recapitalization.

In 2015, Capital Royalty Partners (“CRG”), who are the lenders of Senior Secured Debt, purchased 4,000,000 shares of Series AA Preferred Stock and 4,093,596 shares of Series AB Preferred Stock of Valeritas, Inc. prior to the 2016 recapitalization for gross proceeds of $5,000 and $5,117 respectively. CRG also participated in a series financings in 2016 prior to the 2016 Merger. Refer to notes 15 and 16 for discussion of CRG’s participation subsequent to year end.

Immediately prior to 2016 Merger, Series D, Series AA Preferred Stock and Series AB Preferred Stock were retired and cancelled. The abovementioned Series AB Preferred Stock were converted to 976,568 shares of Valeritas Holdings, Inc. common stock upon the merger.